Debt (Details) - Schedule of carrying value of debt (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt [Member]
Debt (Details) - Schedule of carrying value of debt (Parentheticals) [Line Items]
Unamortized discount	$ 0	$ 6,451